Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.0%
22,019	iShares 20+ Year Treasury Bond ETF	$2,255,847	2.0
22,529	Schwab U.S. TIPS ETF	1,167,002	1.0

	Total Exchange-Traded Funds
	(Cost $4,268,723)	3,422,849	3.0

MUTUAL FUNDS: 96.4%
	Affiliated Investment Companies: 96.4%
1,396,010	Voya Intermediate Bond Fund - Class R6	11,838,165	10.4
1,211,034	Voya Large Cap Value Portfolio - Class R6	5,667,638	5.0
1,188,066	Voya MidCap Opportunities Portfolio - Class R6	4,669,101	4.1
425,142	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,422,396	3.0
852,892	Voya Multi-Manager International Equity Fund - Class I	6,567,267	5.8
614,344	Voya Multi-Manager International Factors Fund - Class I	4,435,562	3.9
537,090	Voya Multi-Manager Mid Cap Value Fund - Class I	4,543,782	4.0
74,144	(1) Voya Small Cap Growth Fund - Class R6	2,307,869	2.0
282,996	(1) Voya Small Company Fund - Class R6	3,243,134	2.8
3,539,097	Voya U.S. Stock Index Portfolio - Class I	52,697,158	46.3
510,566	VY® BrandywineGLOBAL - Bond Portfolio - Class I	4,748,259	4.2
92,293	VY® T. Rowe Price Growth Equity Portfolio - Class I	5,542,178	4.9

	Total Mutual Funds
	(Cost $127,942,779)	109,682,509	96.4

	Total Investments in Securities (Cost $132,211,502)	$113,105,358	99.4
	Assets in Excess of Other Liabilities	734,948	0.6
	Net Assets	$113,840,306	100.0

(1)	Non-income producing security.

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,422,849	$–	$–	$3,422,849
Mutual Funds	109,682,509	–	–	109,682,509
Total Investments, at fair value	$113,105,358	$–	$–	$113,105,358
Other Financial Instruments+
Futures	726,406	–	–	726,406
Total Assets	$113,831,764	$–	$–	$113,831,764
Liabilities Table
Other Financial Instruments+
Futures	$(386,218)	$–	$–	$(386,218)
Total Liabilities	$(386,218)	$–	$–	$(386,218)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$9,427,935	$44,808	$(8,826,732)	$(646,011)	$-	$38,298	$397,592	$-
Voya Intermediate Bond Fund - Class R6	15,551,266	5,845,074	(7,385,764)	(2,172,411)	11,838,165	308,534	(695,994)	-
Voya Large Cap Value Portfolio - Class R6	6,315,839	5,276,175	(1,548,635)	(4,375,741)	5,667,638	-	(290,342)	3,674,986
Voya MidCap Opportunities Portfolio - Class R6	5,926,825	4,747,790	(1,811,562)	(4,193,952)	4,669,101	-	(1,006,262)	3,436,253
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,489,856	2,296,745	(2,334,418)	(1,029,787)	3,422,396	-	(779,978)	-
Voya Multi-Manager International Equity Fund - Class I	13,732,988	1,046,455	(5,214,349)	(2,997,827)	6,567,267	-	(982,113)	-
Voya Multi-Manager International Factors Fund - Class I	4,658,212	3,108,701	(1,937,624)	(1,393,727)	4,435,562	-	(263,873)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	6,453,501	280,514	(977,265)	(1,212,968)	4,543,782	-	(46,338)	-
Voya Small Cap Growth Fund - Class R6	-	2,661,390	(50,750)	(302,771)	2,307,869	-	(1,033)	-
Voya Small Company Fund - Class R6	-	3,992,774	(81,127)	(668,513)	3,243,134	-	(4,580)	-
Voya U.S. Stock Index Portfolio - Class I	70,896,040	14,539,039	(12,124,366)	(20,613,555)	52,697,158	30,514	(1,032,444)	5,327,980
VY® BrandywineGLOBAL - Bond Portfolio - Class I	-	6,123,347	(590,051)	(785,037)	4,748,259	50,368	(39,272)	253,367
VY® T. Rowe Price Growth Equity Portfolio - Class I	9,233,296	3,373,766	(3,281,107)	(3,783,777)	5,542,178	-	(913,392)	1,127,462
	$146,685,758	$53,336,578	$(46,163,750)	$(44,176,077)	$109,682,509	$427,714	$(5,658,029)	$13,820,048

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2022, the following futures contracts were outstanding for Voya Strategic Allocation Growth Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	27	12/16/22	$2,254,230	$(329,054)
U.S. Treasury 2-Year Note	9	12/30/22	1,848,516	(13,690)
U.S. Treasury Ultra Long Bond	9	12/20/22	1,233,000	(43,474)
			$5,335,746	$(386,218)
Short Contracts:
MSCI EAFE Index	(13)	12/16/22	(1,079,390)	118,732
S&P 500® E-Mini	(23)	12/16/22	(4,141,725)	607,674
			$(5,221,115)	$726,406

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $133,880,879.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$726,406
Gross Unrealized Depreciation	(21,161,739)

Net Unrealized Depreciation	$(20,435,333)